ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters	$ 5	$ 7	$ 11	$ 21	$ 20
Accrued environmental liabilities	$ 12		$ 12	$ 14